AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 97.4%
Common Stocks — 95.9%
Australia — 8.3%
Australia & New Zealand Banking Group Ltd.	175,228	$3,754,694
BHP Group Ltd.	229,660	7,948,716
BHP Group PLC	439,585	12,705,972
BlueScope Steel Ltd.	81,227	1,199,489
Brambles Ltd.	301,176	2,434,190
Coles Group Ltd.	108,937	1,328,613
Commonwealth Bank of Australia	200,152	13,113,012
Fortescue Metals Group Ltd.	650,237	9,924,971
Goodman Group, REIT	722,565	9,957,030
Medibank Private Ltd.	232,360	494,338
Newcrest Mining Ltd.	60,496	1,134,813
REA Group Ltd.	4,820	520,258
Rio Tinto Ltd.	28,988	2,444,474
Rio Tinto PLC	197,405	15,115,109
Santos Ltd.	148,378	805,823
SEEK Ltd.*	26,397	574,846
Sonic Healthcare Ltd.	249,471	6,667,284
Stockland, REIT	2,008,997	6,714,830
Tabcorp Holdings Ltd.	166,290	592,065
Telstra Corp. Ltd.	328,786	851,381
Wesfarmers Ltd.	281,547	11,296,859
		109,578,767
Austria — 0.8%
ANDRITZ AG	38,599	1,742,383
OMV AG	166,702	8,432,718
		10,175,101
Belgium — 1.0%
Ageas SA/NV	146,557	8,838,398
Etablissements Franz Colruyt NV	34,200	2,042,978
Proximus SADP	90,712	1,968,922
UCB SA	10,027	955,783
		13,806,081
Brazil — 0.2%
Yara International ASA	41,362	2,152,976
China — 0.5%
BOC Hong Kong Holdings Ltd.	290,500	1,020,115
Wilmar International Ltd.	1,478,600	5,982,195
		7,002,310
Denmark — 2.0%
AP Moller - Maersk A/S (Class A Stock)	264	575,732
AP Moller - Maersk A/S (Class B Stock)	4,199	9,769,384
Carlsberg A/S (Class B Stock)	24,439	3,755,043
Danske Bank A/S	57,946	1,086,079
GN Store Nord A/S	10,126	797,292
Novo Nordisk A/S (Class B Stock)	137,988	9,293,520
Pandora A/S*	7,378	790,409
		26,067,459
Finland — 2.2%
Elisa OYJ	23,528	1,411,577
	Shares	Value
Common Stocks (continued)
Finland (cont’d.)
Fortum OYJ	350,719	$9,379,268
Kesko OYJ (Class B Stock)	23,232	711,145
Kone OYJ (Class B Stock)	26,552	2,167,434
Neste OYJ	52,593	2,791,151
Nordea Bank Abp	1,096,805	10,809,408
Orion OYJ (Class B Stock)	37,306	1,496,174
		28,766,157
France — 9.2%
Amundi SA, 144A*	9,067	726,161
Atos SE*	7,850	613,539
BioMerieux	3,900	496,415
BNP Paribas SA*	242,622	14,813,233
Bouygues SA	16,492	661,674
Capgemini SE	12,491	2,127,130
Carrefour SA	47,190	852,840
Cie de Saint-Gobain*	190,983	11,291,482
Cie Generale des Etablissements Michelin SCA	12,842	1,923,757
Credit Agricole SA*	635,710	9,223,980
Danone SA	48,666	3,333,712
Hermes International	2,346	2,599,691
Klepierre SA, REIT(a)	248,797	5,805,573
La Francaise des Jeux SAEM, 144A	46,076	2,097,837
L’Oreal SA	20,283	7,784,730
LVMH Moet Hennessy Louis Vuitton SE	21,834	14,571,457
Orange SA	155,121	1,912,047
Publicis Groupe SA	34,439	2,103,953
Sanofi	170,572	16,868,958
Sartorius Stedim Biotech	2,270	936,769
Schneider Electric SE	48,382	7,392,815
Teleperformance	4,575	1,671,463
TOTAL SE(a)	255,077	11,900,263
		121,709,479
Germany — 7.6%
Allianz SE	32,437	8,263,811
BASF SE	71,113	5,907,669
Bayer AG	36,623	2,322,177
Bayerische Motoren Werke AG	26,312	2,734,280
Bechtle AG	19,229	3,609,954
Brenntag SE	80,982	6,923,348
Covestro AG, 144A	66,917	4,464,232
Daimler AG	178,043	15,890,244
Deutsche Post AG	237,273	13,029,661
Deutsche Telekom AG	122,573	2,471,967
Fresenius Medical Care AG & Co. KGaA	100,332	7,405,150
Fresenius SE & Co. KGaA	192,768	8,597,922
HeidelbergCement AG	38,779	3,526,107
HelloFresh SE*	12,093	903,655
Henkel AG & Co. KGaA	8,069	800,598
LANXESS AG	31,130	2,296,649
Merck KGaA	9,982	1,706,991
SAP SE	29,560	3,628,368
Siemens AG	9,666	1,587,605
Volkswagen AG	2,520	914,209
A1

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Germany (cont’d.)
Vonovia SE	41,667	$2,724,111
		99,708,708
Hong Kong — 2.8%
AIA Group Ltd.	254,400	3,119,461
CK Asset Holdings Ltd.	206,500	1,259,511
CK Infrastructure Holdings Ltd.	476,000	2,841,368
Henderson Land Development Co. Ltd.	290,000	1,307,796
HKT Trust & HKT Ltd.	378,000	539,694
Hong Kong Exchanges & Clearing Ltd.	73,300	4,343,129
Power Assets Holdings Ltd.	108,500	642,428
Sino Land Co. Ltd.	784,000	1,094,897
Sun Hung Kai Properties Ltd.	102,000	1,551,620
Swire Pacific Ltd. (Class A Stock)	70,000	530,270
Swire Properties Ltd.	156,000	483,197
Techtronic Industries Co. Ltd.	262,500	4,504,173
WH Group Ltd., 144A	9,534,500	7,763,315
Xinyi Glass Holdings Ltd.	2,294,000	7,522,150
		37,503,009
Ireland — 0.2%
Flutter Entertainment PLC*	6,243	1,341,942
Kingspan Group PLC	11,849	1,000,731
Smurfit Kappa Group PLC	18,414	871,684
		3,214,357
Israel — 0.1%
Bank Leumi Le-Israel BM*	113,274	745,424
Mizrahi Tefahot Bank Ltd.*	19,700	513,493
		1,258,917
Italy — 2.1%
Assicurazioni Generali SpA	163,775	3,284,927
DiaSorin SpA	5,640	907,020
Enel SpA	631,516	6,266,673
Intesa Sanpaolo SpA*	1,303,461	3,534,786
Mediobanca Banca di Credito Finanziario SpA*	108,972	1,209,859
Poste Italiane SpA, 144A	485,955	6,193,703
Snam SpA	762,767	4,230,347
Telecom Italia SpA	1,109,840	599,679
Terna Rete Elettrica Nazionale SpA	113,850	861,110
		27,088,104
Japan — 24.9%
Advantest Corp.	15,900	1,409,756
AGC, Inc.	15,400	647,766
Amada Co. Ltd.	168,500	1,884,327
Asahi Kasei Corp.	94,600	1,091,947
Brother Industries Ltd.	266,700	5,918,926
Canon, Inc.	23,100	522,888
Capcom Co. Ltd.	15,600	507,951
Chiba Bank Ltd. (The)	774,100	5,080,091
Chubu Electric Power Co., Inc.	53,000	681,880
Chugai Pharmaceutical Co. Ltd.	89,900	3,654,385
Daikin Industries Ltd.	13,600	2,753,450
Daito Trust Construction Co. Ltd.	11,800	1,371,302
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Daiwa Securities Group, Inc.	110,000	$570,107
Electric Power Development Co. Ltd.	224,800	3,931,502
ENEOS Holdings, Inc.	246,700	1,120,795
FANUC Corp.	15,200	3,618,722
FUJIFILM Holdings Corp.	29,600	1,761,972
Fujitsu Ltd.	71,000	10,293,233
Hirose Electric Co. Ltd.	3,300	509,629
Honda Motor Co. Ltd.	129,600	3,896,836
Ibiden Co. Ltd.	10,500	486,457
Iida Group Holdings Co. Ltd.	172,500	4,180,345
Isuzu Motors Ltd.	48,000	518,286
ITOCHU Corp.	132,900	4,314,088
Japan Metropolitan Fund Investment Corp., REIT	476	488,128
Japan Post Bank Co. Ltd.	50,100	482,095
Japan Post Insurance Co. Ltd.	167,000	3,435,170
Japan Real Estate Investment Corp., REIT	117	692,140
Japan Tobacco, Inc.	484,600	9,314,146
Kajima Corp.	102,300	1,458,968
Kansai Electric Power Co., Inc. (The)	275,200	2,980,032
KDDI Corp.	126,500	3,882,027
Kirin Holdings Co. Ltd.	65,800	1,261,166
Koito Manufacturing Co. Ltd.	71,400	4,814,890
Konami Holdings Corp.	8,000	478,576
Kurita Water Industries Ltd.	17,400	750,130
Lixil Corp.	23,100	642,128
M3, Inc.	34,200	2,348,268
Makita Corp.	39,100	1,678,951
Marubeni Corp.	469,200	3,911,322
McDonald’s Holdings Co. Japan Ltd.	56,700	2,617,242
Medipal Holdings Corp.	164,300	3,157,205
MINEBEA MITSUMI, Inc.	29,700	764,028
Mitsubishi Corp.	107,000	3,030,808
Mitsubishi Electric Corp.	140,800	2,154,005
Mitsubishi Estate Co. Ltd.	89,000	1,556,856
Mitsubishi Gas Chemical Co., Inc.	21,700	533,986
Mitsubishi UFJ Financial Group, Inc.	938,600	4,985,270
Mitsui & Co. Ltd.	491,400	10,237,177
Mitsui Chemicals, Inc.	16,800	531,734
Mizuho Financial Group, Inc.	189,330	2,714,047
MonotaRO Co. Ltd.	46,200	1,255,206
Murata Manufacturing Co. Ltd.	132,700	10,661,984
NEC Corp.	20,900	1,234,744
NGK Spark Plug Co. Ltd.	82,600	1,430,795
NH Foods Ltd.	25,000	1,074,481
Nintendo Co. Ltd.	23,500	13,166,964
Nippon Telegraph & Telephone Corp.	219,400	5,623,685
Nippon Yusen KK	48,200	1,650,705
Nitto Denko Corp.	13,200	1,133,042
Nomura Holdings, Inc.	1,534,500	8,075,231
Nomura Research Institute Ltd.	25,900	803,656
NTT Data Corp.	49,300	765,009
Obic Co. Ltd.	13,200	2,422,684
Ono Pharmaceutical Co. Ltd.	76,100	1,992,154
Orix JREIT, Inc., REIT	3,041	5,298,582
Otsuka Holdings Co. Ltd.	194,500	8,260,104
Panasonic Corp.	792,800	10,246,967

A2

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Renesas Electronics Corp.*	63,800	$700,688
Resona Holdings, Inc.	158,800	667,313
Rinnai Corp.	4,800	539,169
Rohm Co. Ltd.	7,200	711,258
SCSK Corp.	30,800	1,830,490
Secom Co. Ltd.	16,600	1,398,788
Sekisui House Ltd.	49,100	1,056,397
Seven & i Holdings Co. Ltd.	58,200	2,348,642
SG Holdings Co. Ltd.	210,300	4,832,863
Shimadzu Corp.	17,400	632,104
Shimamura Co. Ltd.	29,200	3,375,952
Shimano, Inc.	27,400	6,550,027
Shin-Etsu Chemical Co. Ltd.	27,400	4,623,130
Shionogi & Co. Ltd.	120,500	6,498,363
SMC Corp.	4,600	2,678,420
SoftBank Corp.	607,000	7,902,132
SoftBank Group Corp.	101,900	8,692,325
Sony Group Corp.	119,200	12,557,377
Stanley Electric Co. Ltd.	16,800	502,406
Sumitomo Chemical Co. Ltd.	112,700	585,312
Sumitomo Dainippon Pharma Co. Ltd.	53,300	932,556
Sumitomo Electric Industries Ltd.	161,400	2,429,662
Sumitomo Metal Mining Co. Ltd.	19,300	837,669
Sumitomo Mitsui Financial Group, Inc.	103,000	3,731,602
Sumitomo Mitsui Trust Holdings, Inc.	27,600	962,483
Sumitomo Realty & Development Co. Ltd.	23,800	843,530
Suzuki Motor Corp.	28,500	1,301,128
T&D Holdings, Inc.	263,300	3,397,897
TDK Corp.	10,000	1,395,962
Teijin Ltd.	26,000	448,913
TIS, Inc.	21,700	518,646
Tohoku Electric Power Co., Inc.	50,700	479,095
Tokyo Electron Ltd.	33,400	14,303,731
Tosoh Corp.	318,600	6,116,950
Toyota Industries Corp.	12,000	1,072,118
Toyota Motor Corp.	61,900	4,836,090
Toyota Tsusho Corp.	39,300	1,656,680
USS Co. Ltd.	116,500	2,285,789
Yamada Holdings Co. Ltd.	86,100	466,184
Yamaha Motor Co. Ltd.	24,000	591,153
Yamato Holdings Co. Ltd.	108,600	2,988,388
ZOZO, Inc.	24,000	711,662
		327,714,173
Jordan — 0.3%
Hikma Pharmaceuticals PLC	109,520	3,445,657
Luxembourg — 0.5%
ArcelorMittal SA*	72,705	2,117,088
Eurofins Scientific SE*	40,329	3,863,717
		5,980,805
Netherlands — 5.5%
Adyen NV, 144A*	4,771	10,662,198
ASM International NV	30,548	8,930,891
ASML Holding NV	23,319	14,353,548
Koninklijke Ahold Delhaize NV	349,569	9,750,013
	Shares	Value
Common Stocks (continued)
Netherlands (cont’d.)
NN Group NV	212,173	$10,401,089
Randstad NV	97,326	6,854,562
Royal Dutch Shell PLC (Class A Stock)	332,371	6,457,676
Royal Dutch Shell PLC (Class B Stock)	298,605	5,481,869
		72,891,846
New Zealand — 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	99,945	2,245,354
Norway — 0.8%
DNB ASA	150,080	3,195,442
Equinor ASA	161,252	3,156,390
Norsk Hydro ASA	247,044	1,584,671
Orkla ASA	200,195	1,963,012
		9,899,515
Russia — 0.0%
Evraz PLC	82,478	656,307
Singapore — 1.6%
DBS Group Holdings Ltd.	582,200	12,514,833
Oversea-Chinese Banking Corp. Ltd.	714,600	6,255,888
United Overseas Bank Ltd.	95,200	1,832,017
		20,602,738
South Africa — 0.3%
Anglo American PLC	95,913	3,776,647
Spain — 1.4%
ACS Actividades de Construccion y Servicios SA	16,748	554,577
Banco Santander SA*	890,889	3,035,370
Enagas SA	59,168	1,285,689
Endesa SA	198,396	5,247,384
Iberdrola SA	481,737	6,203,869
Red Electrica Corp. SA	114,951	2,041,039
		18,367,928
Sweden — 3.7%
Atlas Copco AB (Class B Stock)	31,751	1,653,501
Boliden AB	21,712	806,206
Electrolux AB (Class B Stock)	17,380	482,929
Epiroc AB (Class A Stock)	266,014	6,030,643
Epiroc AB (Class B Stock)	32,252	672,093
Essity AB (Class B Stock)(a)	46,722	1,476,048
Evolution Gaming Group AB, 144A	78,119	11,539,404
Husqvarna AB (Class B Stock)	333,029	4,803,893
Investment AB Latour (Class B Stock)	21,988	569,956
Investor AB (Class B Stock)	35,806	2,853,616
Kinnevik AB (Class B Stock)*	19,808	964,596
Lundin Energy AB(a)	162,083	5,096,844
Nibe Industrier AB (Class B Stock)	15,100	468,589
Sandvik AB*	109,569	2,996,103
Skandinaviska Enskilda Banken AB (Class A Stock)(a)	62,104	758,448
Skanska AB (Class B Stock)(a)	26,460	663,343
SKF AB (Class B Stock)	30,022	853,899
Swedish Match AB	13,456	1,050,679

A3

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Sweden (cont’d.)
Volvo AB (Class B Stock)*(a)	195,195	$4,952,769
		48,693,559
Switzerland — 9.6%
ABB Ltd.	422,475	12,830,350
Adecco Group AG	76,136	5,141,540
Chocoladefabriken Lindt & Spruengli AG	9	823,716
Coca-Cola HBC AG*	15,820	503,447
Credit Suisse Group AG	400,666	4,214,895
Geberit AG	4,843	3,085,051
Julius Baer Group Ltd.	23,872	1,525,989
Kuehne + Nagel International AG	4,063	1,159,373
LafargeHolcim Ltd.*	110,216	6,480,790
Logitech International SA	102,877	10,759,587
Nestle SA	154,473	17,219,800
Novartis AG	263,968	22,549,952
Roche Holding AG	50,721	16,391,526
SGS SA	472	1,342,982
Sonova Holding AG*	20,702	5,483,783
STMicroelectronics NV	50,771	1,938,131
Swiss Life Holding AG	2,334	1,148,187
Swiss Prime Site AG	5,720	527,832
UBS Group AG	893,993	13,874,597
		127,001,528
United Kingdom — 9.1%
3i Group PLC	217,500	3,449,856
Ashtead Group PLC	34,598	2,056,608
AstraZeneca PLC	24,780	2,477,043
Aviva PLC	1,731,651	9,776,765
Barratt Developments PLC*	159,500	1,644,176
Berkeley Group Holdings PLC	13,109	796,837
British American Tobacco PLC	387,990	14,761,230
BT Group PLC*	684,874	1,465,808
CK Hutchison Holdings Ltd.	219,000	1,754,898
CNH Industrial NV*	80,800	1,265,820
DCC PLC	36,695	3,189,262
Diageo PLC	123,800	5,100,602
Experian PLC	64,848	2,236,759
GlaxoSmithKline PLC	541,960	9,616,893
HSBC Holdings PLC	100,825	589,040
Imperial Brands PLC	228,570	4,722,806
JD Sports Fashion PLC*	146,187	1,674,403
Kingfisher PLC*	1,627,941	7,165,672
Legal & General Group PLC	944,595	3,644,863
M&G PLC	1,226,881	3,502,108
Persimmon PLC	57,243	2,302,983
Phoenix Group Holdings PLC	165,974	1,684,025
Rentokil Initial PLC*	146,829	979,924
Schroders PLC	35,801	1,724,708
SSE PLC	81,496	1,631,448
Standard Life Aberdeen PLC	173,964	693,988
Taylor Wimpey PLC*	275,050	684,814
Tesco PLC	750,271	2,369,854
Unilever PLC	340,565	19,082,587
Vodafone Group PLC	4,210,448	7,689,293
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
Wm Morrison Supermarkets PLC	205,840	$518,637
		120,253,710
United States — 1.0%
Ferguson PLC	90,539	10,805,011
James Hardie Industries PLC, CDI	51,985	1,576,978
Stellantis NV	47,310	837,595
		13,219,584

Total Common Stocks (cost $1,081,960,416)		1,262,780,776
Exchange-Traded Fund — 0.5%
United States
iShares MSCI EAFE ETF(a)	85,189	6,463,290
(cost $6,401,320)
Preferred Stocks — 1.0%
Germany
Henkel AG & Co. KGaA (PRFC)	33,673	3,791,664
Porsche Automobil Holding SE (PRFC)	33,773	3,586,899
Sartorius AG (PRFC)	2,744	1,370,630
Volkswagen AG (PRFC)	15,169	4,254,651

Total Preferred Stocks (cost $10,549,942)		13,003,844

	Units
Rights* — 0.0%
Italy
Snam SpA, expiring 04/08/21	484,607	501
(cost $0)

Total Long-Term Investments (cost $1,098,911,678)		1,282,248,411

	Shares
Short-Term Investments — 4.1%
Affiliated Mutual Funds — 3.9%
PGIM Core Ultra Short Bond Fund(wa)	17,297,955	17,297,955
PGIM Institutional Money Market Fund (cost $34,031,759; includes $34,030,162 of cash collateral for securities on loan)(b)(wa)	34,048,784	34,031,759

Total Affiliated Mutual Funds (cost $51,329,714)		51,329,714

A4

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) — 0.2%
U.S. Treasury Bills
0.045%	09/16/21	3,400	$3,399,647
(cost $3,399,286)

Total Short-Term Investments (cost $54,729,000)			54,729,361

TOTAL INVESTMENTS—101.5% (cost $1,153,640,678)			1,336,977,772

Liabilities in excess of other assets(z) — (1.5)%			(20,096,094)

Net Assets — 100.0%			$1,316,881,678

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CDI	Chess Depository Interest
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
PRFC	Preference Shares
REITs	Real Estate Investment Trust

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $32,207,210; cash collateral of $34,030,162 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
320	Mini MSCI EAFE Index	Jun. 2021	$35,072,000	$(162,294)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5